Assets held for sale and discontinued operations (Tables)	12 Months Ended
Mar. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale	The following assets and liabilities were classified as held for sale:

	2024			2023
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
UK Electricity System Operator	1,134	(1,427)	(293)	—	—	—
Investment in GasT TopCo Limited	689	—	689	1,443	—	1,443
FAA option	—	—	—	—	(109)	(109)
RAA option	—	(47)	(47)	—	—	—
Net assets held for sale	1,823	(1,474)	349	1,443	(109)	1,334
The following assets and liabilities of the ESO were classified as held for sale at 31 March 2024.

£m
Intangible assets	405
Property, plant and equipment	113
Trade and other receivables	563
Pension asset	17
Cash and cash equivalents	30
Financing derivatives	6
Total assets	1,134
Borrowings	(13)
Other liabilities	(916)
Provision for UK electricity balancing costs	(498)
Total liabilities	(1,427)
Net liabilities	(293)

Schedule of statements for discontinued operations	The summary income statements for the years ended 31 March 2024, 2023 and 2022 are as follows:

	Total
	2024	2023	2022
	£m	£m	£m
Discontinued operations
Revenue	—	1,604	1,362
Other operating costs	—	(889)	(725)
Operating profit	—	715	637
Finance income	17	21	—
Finance costs[1]	62	(363)	(230)
Profit before tax	79	373	407
Tax[2]	(1)	(93)	(236)
Profit after tax from discontinued operations	78	280	171
(Loss)/gain on disposal	(4)	4,803	—
Total profit after tax from discontinued operations	74	5,083	171
1.Finance costs include the remeasurement of the FAA and RAA options.
2.Of the £236 million tax charge in the year ended 31 March 2022, £145 million related to an increase in deferred tax liability due to the change in the UK corporation tax rate.
10. Assets held for sale and discontinued operations continued
(b) Discontinued operations continued
The summary statements of comprehensive income for discontinued operations for the years ended 31 March 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	£m	£m	£m
Profit after tax from discontinued operations	74	5,083	171
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	—	(313)	309
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	—	—	(1)
Tax on items that will never be reclassified to profit or loss	—	78	(94)
Total (losses)/gains from discontinued operations that will never be reclassified to profit or loss	—	(235)	214
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	—	6	1
Net gains/(losses) in respect of cost of hedging	—	4	(4)
Net gains on investments in debt instruments measured at fair value through other comprehensive income	13	—	—
Tax on items that may be reclassified subsequently to profit or loss	(3)	(2)	—
Total gains/(losses) from discontinued operations that may be reclassified subsequently to profit or loss	10	8	(3)
Other comprehensive income/(loss) for the year, net of tax from discontinued operations	10	(227)	211
Total comprehensive income for the year from discontinued operations	84	4,856	382